Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 298,856	¥ 597,737
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(70,474)	134,778
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	219,124	209,185
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	167,248	341,589
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(9,607)	27,400
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (7,436)	¥ (115,214)